UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/03

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 		Chairman & President
Phone: 		(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		October 28, 2003
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	44

Form 13F Information Table Value Total: 	$83977
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






















FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	2307	33400	SH		SOLE
	11600	0	21800
Alliant Tech Systems	COM	018804104	275	5727	SH		SOLE
	5700	0	27
Altera Corporation	COM	021441100	1484	78377	SH		SOLE
	23400	0	54977
American Power Conversion Corp	COM	029066107	189	10900
	SH		SOLE		0	0	10900
Amgen Inc.	COM	031162100	3603	55846	SH		SOLE
	16300	0	39546
BJ's Wholesale Club, Inc.	COM	05548J106	2408	124295	SH
	SOLE		40000	0	84295
Boeing Co.	COM	097023105	264	7700	SH		SOLE		0
	0	7700
C.H. Robinson Worldwide Inc.	COM	12541w100	410	11000	SH
	SOLE		11000	0	0
Chubb Corp.	COM	171232101	3007	46352	SH		SOLE
	13800	0	32552
Cisco Systems, Inc.	COM	17275R102	4043	206369	SH		SOLE
	53600	0	152769
Citicorp 6% Pfd Cap IX	COM	173066200	245	9783	SH		SOLE
	0	0	9783
Constellation Brands Inc A	COM	21036p108	1005	32970	SH
	SOLE		13000	0	19970
Covanta Energy Corp.	COM	22281N103	0	28000	SH
	SOLE		0	0	28000
Danaher Corp.	COM	235851102	3606	48827	SH		SOLE
	13350	0	35477
EMC Corporation	COM	268648102	3444	272669	SH		SOLE
	65900	0	206769
Eastman Chemical Company	COM	277432100	1952	58271	SH
	SOLE		10100	0	48171
Engelhard Corp.	COM	292845104	398	14400	SH		SOLE
	14400	0	0
Fannie Mae	COM	313586109	225	3200	SH		SOLE		0
	0	3200
Fleet Boston Financial Corp.	COM	339030108	2887	95770	SH
	SOLE		27900	0	67870
General Dynamics Corp.	COM	369550108	273	3500	SH		SOLE
	0	0	3500
General Electric Company	COM	369604103	2893	97041	SH
	SOLE		26300	0	70741
Given Imaging Ltd.	COM	M52020100	516	47566	SH		SOLE
	0	0	47566
Honeywell Inc.	COM	438516106	2539	96369	SH		SOLE
	28000	0	68369
IShares MSCI Pacific ex Japan	COM	464286665	1058	16176	SH
	SOLE		0	0	16176
Intl. Business Machines Corp.	COM	459200101	4114	46581	SH
	SOLE		11500	0	35081
Johnson & Johnson	COM	478160104	3331	67257	SH		SOLE
	16000	0	51257
Lehman Brothers Holdings Inc.	COM	524908100	3433	49702	SH
	SOLE		14700	0	35002
Liberate Technologies Inc.	COM	530129105	37	10802	SH
	SOLE		0	0	10802
Lockheed Martin Corp.	COM	539830109	2955	64037	SH
	SOLE		17200	0	46837
M & T Bank Corp.	COM	55261f104	1563	17900	SH		SOLE
	6600	0	11300
Merck & Co., Inc.	COM	589331107	2766	54634	SH		SOLE
	13800	0	40834
Merrill Lynch and Co.	COM	590188108	3487	65133	SH
	SOLE		19600	0	45533
Nabors Industries LTD	COM	g6359f103	2789	74854	SH
	SOLE		20700	0	54154
Noble Corp.	COM	655042109	3197	94057	SH		SOLE
	23400	0	70657
Oracle Corp.	COM	68389X105	140	12473	SH		SOLE
	0	0	12473
Oxford Health Plans	COM	691471106	3476	84139	SH		SOLE
	25300	0	58839
Pfizer Inc.	COM	717081103	255	8387	SH		SOLE		0
	0	8387
Qualcomm Inc.	COM	747525103	3333	79986	SH		SOLE
	22500	0	57486
Stryker Corp	COM	863667101	4064	53965	SH		SOLE
	12000	0	41965
Sun Microsystems, Inc.	COM	866810104	1472	444770	SH
	SOLE		153500	0	291270
Target Corp.	COM	87612e106	2919	77579	SH		SOLE
	20400	0	57179
Texas Instruments Inc.	COM	882508104	205	9000	SH		SOLE
	0	0	9000
Wal*Mart Stores Inc.	COM	931142103	935	16745	SH
	SOLE		16700	0	45
Washington Post Cl B	COM	939640108	233	350	SH		SOLE
	0	0	350
Wells Fargo Co.	COM	949746101	242	4700	SH		SOLE
	0	0	4700